Stock-Based Compensation Plans - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - NSRs [Member] shares in Thousands	Dec. 31, 2017 CAD shares yr	Dec. 31, 2016 CAD shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	42,727	41,644
Outstanding Weighted Average Remaining Contractual Life | yr	2.8
Outstanding Weighted Average Exercise Price | CAD	CAD 29.40	CAD 30.57
Exercisable Number | shares	35,612
Exercisable Weighted Average Exercise Price | CAD	CAD 31.70
10.00 to 14.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,319
Outstanding Weighted Average Remaining Contractual Life | yr	5.4
Outstanding Weighted Average Exercise Price | CAD	CAD 14.80
15.00 to 19.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,313
Outstanding Weighted Average Remaining Contractual Life | yr	5.2
Outstanding Weighted Average Exercise Price | CAD	CAD 19.51
Exercisable Number | shares	995
Exercisable Weighted Average Exercise Price | CAD	CAD 19.51
20.00 to 24.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	3,723
Outstanding Weighted Average Remaining Contractual Life | yr	4.1
Outstanding Weighted Average Exercise Price | CAD	CAD 22.25
Exercisable Number | shares	2,254
Exercisable Weighted Average Exercise Price | CAD	CAD 22.26
25.00 to 29.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	12,115
Outstanding Weighted Average Remaining Contractual Life | yr	3.1
Outstanding Weighted Average Exercise Price | CAD	CAD 28.38
Exercisable Number | shares	12,106
Exercisable Weighted Average Exercise Price | CAD	CAD 28.39
30.00 to 34.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	10,419
Outstanding Weighted Average Remaining Contractual Life | yr	2.2
Outstanding Weighted Average Exercise Price | CAD	CAD 32.64
Exercisable Number | shares	10,419
Exercisable Weighted Average Exercise Price | CAD	CAD 32.64
35.00 to 39.99 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Outstanding Number | shares	9,838
Outstanding Weighted Average Remaining Contractual Life | yr	0.8
Outstanding Weighted Average Exercise Price | CAD	CAD 38.19
Exercisable Number | shares	9,838
Exercisable Weighted Average Exercise Price | CAD	CAD 38.19